Other Liabilities, Provisions and Commitments - Summary of Other Current Financial Liabilities (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)
Other current liabilities [abstract]
Sundry creditors	$ 182		$ 593
Derivative financial instruments	384		3,916
Total	$ 566	$ 29	$ 4,509